Supplement dated April 3, 2006
              to the Prospectus and Statement of Additional Information
                                   of each Fund listed below

               MERRILL LYNCH FUNDAMENTAL GROWTH FUND, INC.

                    MERRILL LYNCH GLOBAL GROWTH FUND, INC.

MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND
                OF MERRILL LYNCH PRINCIPAL PROTECTED TRUST

          MERCURY FUNDAMENTAL GROWTH STRATEGY PORTFOLIO
                                OF FAM SERIES FUND, INC.

                   MERCURY FUNDAMENTAL GROWTH V.I. FUND
                       OF FAM VARIABLE SERIES FUNDS, INC.

                        MERCURY GLOBAL GROWTH V.I. FUND
                        OF FAM VARIABLE SERIES FUNDS, INC.

Effective immediately, Lawrence R. Fuller will retire as a Vice President and portfolio manager of each Fund listed above. Thomas E. Burke, the associate portfolio manager, will become the portfolio manager of each Fund as of that date.







Code # FULLER-SUP0406